Note 14 - Stock Warrants and Warrant Liability (Details) - Warrant Activity (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2014	Dec. 29, 2013
Warrant Activity [Abstract]
Outstanding at (in Shares)		9,648,045	3,398,045	4,106,016
Outstanding at		$ 0.49	$ 1.36	$ 3.57	$ 0.02	$ 0.02
Issued (in Shares)	6,250,000	12,500,000	6,250,000
Issued		$ 0.02	$ 0.02
Exercised (in Shares)				(472,222)
Exercised				$ (0.60)
Cancelled/expired				(235,749)
Cancelled/expired				$ (40.32)
Outstanding at (in Shares)		22,148,045	9,648,045	3,398,045
Outstanding at	$ 0.02	$ 0.23	$ 0.49	$ 1.36	$ 0.02	$ 0.02